MFA 2026-NQM1 Trust ABS-15G

Exhibit 99.3 - Schedule 1

0 - Total Active Conditions

83 - Total Satisfied Conditions

54 - Credit Review Scope
5 - Category: Application
6 - Category: Assets
3 - Category: Credit/Mtg History
3 - Category: DTI
11 - Category: Income/Employment
4 - Category: Insurance
9 - Category: Legal Documents
1 - Category: LTV/CLTV
8 - Category: Terms/Guidelines
4 - Category: Title
13 - Property Valuations Review Scope
12 - Category: Appraisal
1 - Category: FEMA
16 - Compliance Review Scope
5 - Category: Compliance Manual
1 - Category: Documentation
1 - Category: State Consumer Protection
1 - Category: Texas Home Equity
8 - Category: TILA/RESPA Integrated Disclosure
51 - Total Waived Conditions

47 - Credit Review Scope
2 - Category: Application
5 - Category: Assets
8 - Category: Credit/Mtg History
2 - Category: DTI
4 - Category: Income/Employment
14 - Category: LTV/CLTV
12 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: Property
3 - Compliance Review Scope
1 - Category: State Consumer Protection
2 - Category: Texas Home Equity

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